Segment information (Details)	11 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2022	Dec. 31, 2021
Segment information (Details) [Line Items]
Number of operating segment		single	single
Net of revenue operating percentage	56.30%	55.20%	56.60%
Segment Information [Member]
Segment information (Details) [Line Items]
Number of operating segment		2
Brazilian Regions [Member]
Segment information (Details) [Line Items]
Net of revenue operating percentage	43.70%	44.80%	43.40%